IQ Merger Arbitrage ETF
IQ Merger Arbitrage ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Merger Arbitrage Index (the “Underlying Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		IQ Merger Arbitrage ETF
Management Fee		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		none
Acquired Fund Fees & Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[1]	0.76%
[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
IQ Merger Arbitrage ETF	78	243	422	942

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 353% of the average value of its portfolio.

Principal Investment Strategies
The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund's investment advisor (the “Advisor”). The Underlying Index seeks to employ a systematic investment process designed to identify opportunities in companies whose equity securities trade in developed markets, including the U.S., and which are involved in announced mergers, acquisitions and other buyout-related transactions. The Underlying Index seeks to capitalize on the spread between the current market price of the target company's stock and the price received by the holder of that stock upon consummation of the buyout-related transaction. In addition, the Underlying Index includes short exposure to the U.S. and non-U.S. equity markets.

The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index (“Underlying Index Components”). The Underlying Index consists of a number of Underlying Index Components selected in accordance with IndexIQ's rules-based methodology. Such Underlying Index Components will include primarily U.S. and non-U.S. equity securities. In addition, the Fund may invest up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index. The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”).

Pursuant to the Underlying Index's rules, to the extent there are an insufficient number of target companies in which to invest, insufficient liquidity exists in such companies, or target companies are removed from the Underlying Index between monthly reconstitutions, the Underlying Index will allocate the available cash to one or more short-term fixed income ETFs. In seeking to track the Underlying Index, the Funds may invest, with approximately the same allocation proportions as the Underlying Index, in short-term fixed income ETFs, money market instruments, high quality short-term debt securities, or derivative securities thereon. To the extent the Fund invests in cash and cash equivalents, the Fund will not be pursuing a merger arbitrage strategy.

For additional information about the Fund's principal investment strategies, see “Description of the Principal Strategies of the Funds.”

Principal Risks
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund's Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Merger Arbitrage Risk

The principal risk associated with the Fund's investments is that certain of the proposed takeover transactions in which the Fund invests may be renegotiated, terminated or involve a longer time frame than originally contemplated for business reasons or due to regulatory oversight or for other reasons, in each case which may negatively impact the Fund's returns.

High Portfolio Turnover Risk

The Fund's investment strategy is likely to result in high portfolio turnover, which, in turn, may result in increased transaction costs to the Fund and lower total returns.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Investment in Foreign Merger Transactions Risk

Investments in foreign companies involved in pending mergers, takeovers and other corporate reorganizations may entail political, cultural, regulatory, legal and tax risks different from those associated with comparable transactions in the U.S.

Short Sales Risk

Short positions, including short exposure to securities indexes, introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short, have unlimited downside potential.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund's NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Foreign Securities Risk

When the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets.

Mid and Small Capitalization Companies Risk

Stocks of mid and small capitalization companies generally are more volatile, more vulnerable to adverse business and economic developments, and more thinly traded relative to those of larger companies.

Currency Risk

Investments directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Equity Securities Risk

The prices of equity securities change in response to many factors.

Foreign Securities Valuation Risk

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders of the Fund will not be able to purchase or sell the Fund's shares.

Performance Information
The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses). The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com.

The Fund's year-to-date total return as of June 30, 2014 was 4.45%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	3.80%	1Q/2012
Lowest Return	-3.90%	3Q/2011

Average Annual Total Returns as of December 31, 2013
Average Annual Returns	1 Year		3 Years		Since Inception		Inception Date
IQ Merger Arbitrage ETF	7.66%		2.52%		2.04%	[1]	Nov. 16, 2009
IQ Merger Arbitrage ETF After Taxes on Distributions	7.33%	[2]	2.40%	[2]	1.84%	[1]
IQ Merger Arbitrage ETF After Taxes on Distributions and Sale of Fund Shares	4.47%	[2]	1.90%	[2]	1.51%	[1]
IQ Merger Arbitrage ETF IQ Merger Arbitrage Index	8.70%		3.62%		3.20%	[1]
IQ Merger Arbitrage ETF MSCI World Index	27.37%		12.13%		11.69%	[1]
IQ Merger Arbitrage ETF S&P 500 Index	32.39%		16.18%		15.60%	[1]
[1]	The Fund commenced operations on November 16, 2009
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.